DERIVATIVE LIABILITY (Narrative) (Details) - USD ($)	1 Months Ended		2 Months Ended	12 Months Ended
	Feb. 28, 2023	May 24, 2019	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Derivative [Line Items]
Share obligation settled	4,792,800
Settlement of earn out shares	$ 575,136		$ 0	$ 0	$ 575,136
Remaining earn out share obligation			1,207,200	1,207,200	1,207,200
Swell Companies Ltd [Member]
Derivative [Line Items]
Maximum 'earn out' shares over a period of seven years		6,000,000
Percentage of earn out shares earned upon change of control		50.00%